Accrued Warranty	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Accrued Warranty

NOTE 7—ACCRUED WARRANTY

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Warranty obligations, included in other current liabilities, were as follows (in thousands):

	Nine Months Ended March 31,
	2013	2012
Beginning balance	$1,381	$806
Accruals for warranties issued during the period	3,076	1,572
Warranty costs incurred during the period	(1,804)	(991)

	$2,653	$1,387

NOTE 7—ACCRUED WARRANTY

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Warranty obligations, included in other current liabilities, were as follows (in thousands):

Balance at June 30, 2009	$126
Accruals for warranties issued during the period	827
Settlements made during the period	(256)

Balance at June 30, 2010	697
Accruals for warranties issued during the period	847
Settlements made during the period	(738)

Balance at June 30, 2011	806
Accruals for warranties issued during the period	1,895
Settlements made during the period	(1,320)

Balance at June 30, 2012	$1,381